CONSOLIDATED BALANCE SHEETS (Parenthetical)		6 Months Ended	12 Months Ended
	Aug. 06, 2025 shares	Jun. 30, 2026 shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 shares
Interim Condensed Consolidated Balance Sheets
Redeemable convertible preferred stock, authorized (in shares)			780,000,000	780,000,000
Temporary equity, shares issued (in shares)	180,827,421		189,817,561	18,082,742
Temporary equity, shares outstanding (in shares)	180,827,421		189,817,561	18,082,742	17,757,257
Common shares, authorized unlimited (in shares)		Unlimited	Unlimited	Unlimited
Common shares, par value (in dollars per share) | $ / shares			$ 0	$ 0
Common shares, issued (in shares)		13,324,608	13,290,803	1,316,702
Common shares, outstanding (in shares)		13,324,608	13,290,803	1,316,702
Reverse stock split conversion ratio	0.10	0.1	0.10	0.10